Investment Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Schedule of Amortized Cost and Fair Value of Investment Securities
The following tables include the amortized cost and fair value of investment securities at December 31, 2023 and 2022.

Amortized Cost and Fair Value - Investment Securities

dollars in millions	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities available for sale
U.S. Treasury	$10,554	$34	$(80)	$10,508
Government agency	120	—	(3)	117
Residential mortgage-backed securities	7,154	72	(540)	6,686
Commercial mortgage-backed securities	2,319	9	(197)	2,131
Corporate bonds	529	—	(47)	482
Municipal bonds	12	—	—	12
Total investment securities available for sale	$20,688	$115	$(867)	$19,936
Investment in marketable equity securities	$75	$17	$(8)	$84
Investment securities held to maturity
U.S. Treasury	$479	$—	$(40)	$439
Government agency	1,506	—	(143)	1,363
Residential mortgage-backed securities	4,205	—	(644)	3,561
Commercial mortgage-backed securities	3,489	—	(614)	2,875
Supranational securities	298	—	(35)	263
Other	2	—	—	2
Total investment securities held to maturity	$9,979	$—	$(1,476)	$8,503
Total investment securities	$30,742	$132	$(2,351)	$28,523

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investment securities available for sale
U.S. Treasury	$2,035	$—	$(137)	$1,898
Government agency	164	—	(2)	162
Residential mortgage-backed securities	5,424	1	(630)	4,795
Commercial mortgage-backed securities	1,774	—	(170)	1,604
Corporate bonds	570	—	(34)	536
Total investment securities available for sale	$9,967	$1	$(973)	$8,995
Investment in marketable equity securities	$75	$21	$(1)	$95
Investment securities held to maturity
U.S. Treasury	$474	$—	$(50)	$424
Government agency	1,548	—	(186)	1,362
Residential mortgage-backed securities	4,605	—	(723)	3,882
Commercial mortgage-backed securities	3,355	—	(484)	2,871
Supranational securities	295	—	(41)	254
Other	2	—	—	2
Total investment securities held to maturity	$10,279	$—	$(1,484)	$8,795
Total investment securities	$20,321	$22	$(2,458)	$17,885

Schedule of Investment Securities Maturity Information
The following table provides the amortized cost and fair value by contractual maturity. Expected maturities will differ from contractual maturities on certain securities because borrowers and issuers may have the right to call or prepay obligations with or without prepayment penalties. Residential and commercial mortgage-backed and government agency securities are stated separately as they are not due at a single maturity date.

Maturities - Debt Securities

dollars in millions	December 31, 2023		December 31, 2022
	Cost	Fair Value	Cost	Fair Value
Investment securities available for sale
Non-amortizing securities maturing in:
One year or less	$5,674	$5,658	$37	$37
After one through five years	4,996	4,959	2,068	1,928
After five through 10 years	408	369	483	455
After 10 years	17	16	17	14
Government agency	120	117	164	162
Residential mortgage-backed securities	7,154	6,686	5,424	4,795
Commercial mortgage-backed securities	2,319	2,131	1,774	1,604
Total investment securities available for sale	$20,688	$19,936	$9,967	$8,995
Investment securities held to maturity
Non-amortizing securities maturing in:
One year or less	$27	$26	$51	$51
After one through five years	1,636	1,508	1,479	1,328
After five through 10 years	622	533	789	663
Residential mortgage-backed securities	4,205	3,561	4,605	3,882
Commercial mortgage-backed securities	3,489	2,875	3,355	2,871
Total investment securities held to maturity	$9,979	$8,503	$10,279	$8,795

Schedule of Interest and Dividends on Investment Securities
The following table presents interest and dividend income on investment securities:

Interest and Dividends on Investment Securities

dollars in millions	Year Ended December 31,
	2023	2022	2021
Interest income - taxable investment securities	$642	$352	$143
Interest income - nontaxable investment securities	4	—	—
Dividend income - marketable equity securities	2	2	2
Interest on investment securities	$648	$354	$145

Schedule of Realized Gain (Loss)	The following table presents the gross realized losses and gains on the sales of investment securities available for sale.
Realized Losses on Debt Securities Available For Sale

dollars in millions	Year Ended December 31,
	2023	2022	2021
Gross realized gains on sales of investment securities available for sale	$—	$—	$33
Gross realized losses on sales of investment securities available for sale	(26)	—	—
Net realized (losses) gains on sales of investment securities available for sale	$(26)	$—	$33

Schedule of Unrealized Loss on Available-for-sale Securities
The following table provides information regarding investment securities available for sale with unrealized losses:

Gross Unrealized Losses on Debt Securities Available For Sale

dollars in millions	December 31, 2023
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Investment securities available for sale
U.S. Treasury	$955	$—	$1,919	$(80)	$2,874	$(80)
Government agency	23	—	94	(3)	117	(3)
Residential mortgage-backed securities	293	(3)	4,073	(537)	4,366	(540)
Commercial mortgage-backed securities	157	(1)	1,386	(196)	1,543	(197)
Corporate bonds	89	(9)	393	(38)	482	(47)
Total	$1,517	$(13)	$7,865	$(854)	$9,382	$(867)

	December 31, 2022
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Investment securities available for sale
U.S. Treasury	$403	$(27)	$1,495	$(110)	$1,898	$(137)
Government agency	65	(1)	62	(1)	127	(2)
Residential mortgage-backed securities	1,698	(165)	3,001	(465)	4,699	(630)
Commercial mortgage-backed securities	836	(53)	752	(117)	1,588	(170)
Corporate bonds	499	(30)	37	(4)	536	(34)
Total	$3,501	$(276)	$5,347	$(697)	$8,848	$(973)